Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues		$ 421	$ 888
Cost of revenues		(661)	(657)
Gross profit (loss)		(240)	231
Research and development expenses, net		(6,230)	(7,208)	(7,205)
General and administrative expenses		(4,265)	(3,316)	(3,500)
Operating loss		(10,735)	(10,293)	(10,705)
Financial income (expenses), net		260	73	(2)
Net loss		$ (10,475)	$ (10,220)	$ (10,707)
Basic and diluted loss per ordinary share (in Dollars per share)		$ (0.74)	$ (1.12)	$ (1.17)
Weighted average number of ordinary shares outstanding used in computing basic and diluted loss per ordinary share(*) (in Shares)	[1]	14,174,422	9,148,143	9,136,600

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022 (see note 1C).